Financial instruments	12 Months Ended
Dec. 31, 2025
Financial instruments
Financial instruments

26.Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at December 31, 2025 and December 31, 2024:

Carrying amount and fair value of financial instruments
in € K
December 31, 2025	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,341,121	257,992	—	—	1,599,113	257,992	—	—
Trade accounts and other receivables from unrelated parties	3,018,004	—	—	89,499	3,107,503	—	—	—
Accounts receivable from related parties	32,683	—	—	—	32,683	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	13,856	13,856	—	13,856	—
Derivatives - not designated as hedging instruments	—	11,546	—	—	11,546	—	11,546	—
Derivatives embedded in vPPAs	—	7,730	—	—	7,730	—	—	7,730
Equity investments	—	31,011	58,497	—	89,508	15,239	60,498	13,771
Debt securities	—	73,924	356,295	—	430,219	430,219	—	—
Other financial assets(1)	365,081	99,154	—	89,241	553,476	—	—	99,154
Other current and non-current assets	365,081	223,365	414,792	103,097	1,106,335	—	—	—
Financial assets	4,756,889	481,357	414,792	192,596	5,845,634	—	—	—

Accounts payable to unrelated parties	722,974	—	—	—	722,974	—	—	—
Accounts payable to related parties	97,951	—	—	—	97,951	—	—	—
Short-term debt	17,015	—	—	—	17,015	—	—	—
Long-term debt	7,287,881	—	—	—	7,287,881	6,716,223	318,336	—
Lease liabilities	—	—	—	3,490,709	3,490,709	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,647	2,647	—	2,647	—
Derivatives - not designated as hedging instruments	—	9,147	—	—	9,147	—	9,147	—
Derivatives embedded in vPPAs	—	9,463	—	—	9,463	—	—	9,463
Variable payments outstanding for acquisitions	—	3,262	—	—	3,262	—	—	3,262
Put option liabilities	—	—	—	793,043	793,043	—	—	793,043
Other financial liabilities(2)	966,121	—	—	—	966,121	—	—	—
Other current and non-current liabilities	966,121	21,872	—	795,690	1,783,683	—	—	—
Financial liabilities	9,091,942	21,872	—	4,286,399	13,400,213	—	—	—

Carrying amount and fair value of financial instruments
in € K
December 31, 2024	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	939,197	240,990	—	—	1,180,187	240,990	—	—
Trade accounts and other receivables from unrelated parties	3,258,181	—	—	87,479	3,345,660	—	—	—
Accounts receivable from related parties	40,936	—	—	—	40,936	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,362	4,362	—	4,362	—
Derivatives - not designated as hedging instruments	—	21,453	—	—	21,453	—	21,453	—
Equity investments	—	120,813	66,787	—	187,600	90,483	67,963	29,154
Debt securities	—	95,574	369,858	—	465,432	465,432	—	—
Other financial assets(1)	307,163	142,264	—	101,322	550,749	—	—	142,264
Other current and non-current assets	307,163	380,104	436,645	105,684	1,229,596	—	—	—
Financial assets	4,545,477	621,094	436,645	193,163	5,796,379	—	—	—

Accounts payable to unrelated parties	864,500	—	—	—	864,500	—	—	—
Accounts payable to related parties	80,044	—	—	—	80,044	—	—	—
Short-term debt	2,099	—	—	—	2,099	—	—	—
Long-term debt	6,836,108	—	—	—	6,836,108	6,015,977	340,921	—
Lease liabilities	—	—	—	4,140,701	4,140,701	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	15,388	15,388	—	15,388	—
Derivatives - not designated as hedging instruments	—	26,615	—	—	26,615	—	26,615	—
Derivatives embedded in vPPAs	—	25,394	—	—	25,394	—	—	25,394
Variable payments outstanding for acquisitions	—	7,933	—	—	7,933	—	—	7,933
Put option liabilities	—	—	—	1,299,117	1,299,117	—	—	1,299,117
Other financial liabilities(2)	951,611	—	—	—	951,611	—	—	—
Other current and non-current liabilities	951,611	59,942	—	1,314,505	2,326,058	—	—	—
Financial liabilities	8,734,362	59,942	—	5,455,206	14,249,510	—	—	—
(1)	As of December 31, 2025 other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S., vendor and supplier rebates, lease receivables, notes receivable, receivables related to consent agreement on certain pharmaceuticals as well as deposits, guarantees, and securities. As of December 31, 2024, other financial assets primarily include receivables for royalty payments from one of the Company’s equity investments, lease receivables, notes receivable, deposits, guarantees, securities, receivables related to consent agreement on certain pharmaceuticals, vendor and supplier rebates as well as receivables from sale of investments.
(2)	As of December 31, 2025 and 2024 other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments for circumstances in which the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets, accounts payable to unrelated parties, accounts payable to related parties, short-term debt, and other financial liabilities. Transfers between levels of the fair value hierarchy have not occurred as of December 31, 2025 or December 31, 2024. The Company accounts for transfers at the end of the reporting period.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties, accounts receivable from related parties, and other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition, the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. All equity investments for which changes in fair value are recorded in OCI relate to purchases of publicly traded shares or percentage ownership of companies in the health sciences or adjacent fields and are made up of individually non-significant investments. At December 31, 2025, the Company held 10 non-listed equity investments (December 31, 2024: 11) and no listed equity investments (December 31, 2024: 0). During 2025, gains of €21,125 (December 31, 2024: €0) were transferred from OCI to retained earnings due to the disposal of an investment. Dividends of €44 were recognized during 2025 (2024: €65) from these equity investments. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. As necessary, the Company engages external valuation firms to assist in determining the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate. The Company’s listed and non-listed equity investments measured at FVOCI had the following fair values at December 31, 2025 and 2024:

Equity investments measured at FVOCI
in € K
	2025	2024

Listed equity investments	—	—
Non-listed equity investments	58,497	66,787
Equity investments FVOCI	58,497	66,787

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently, these financial assets have been classified as FVOCI. The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value and subsequently measured at amortized cost. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value and, in certain limited instances, might contain a fixed floor price. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business, and other factors. From time to time, the Company engages an external valuation firm to assist in the valuation of certain put options. The external valuation assists the Company in estimating the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. Under those limited circumstances in which the put option might contain a fixed floor price, the external valuation firm may assist the Company with the valuation by performing a Monte Carlo Simulation analysis to simulate the exercise price. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings (or enterprise value, where applicable) of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €61,570 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings (or enterprise value, where applicable) would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

During the second quarter of 2025, the Company entered into an agreement with shareholders of Interwell Health (the Company’s value and risk-based care subsidiary) to accelerate the settlement of put options held by non-physician investors originally granted as part of the 2022 merger of Cricket Health, Interwell Health LLC and Fresenius Health Partners, Inc. The settlement in the amount of $363,272 (€311,614) for this transaction occurred during September 2025 and represented a transaction with noncontrolling interests without loss of control. In connection with the settlement, the Company incurred cash outflows of €311,614 for the year ended December 31, 2025 which are included within the line item “Distributions to noncontrolling interests” within “Financing activities” in the consolidated statements of cash flows. The related decrease in noncontrolling interests of €76,201 and additional paid in capital of €235,413 as of December 31, 2025 are included within the line item “Transactions with noncontrolling interests without loss of control” in the consolidated statements of shareholders’ equity. Additionally, the decrease in put option liabilities in the amount of €312,941 and a corresponding increase in retained earnings are reflected in the consolidated balance sheets within line item “Other current financial liabilities” and the line item “Put option liabilities” in the consolidated statements of shareholders’ equity, respectively. A deferred tax liability initially established in 2022 (as a result of a remeasurement gain recognized for the transaction) was reversed with the corresponding tax income of $38,792 (€34,679) recognized in the line item “Income tax expense” in the consolidated statements of income. As a result of the transaction, the Company’s ownership of Interwell Health increased from 75% to approximately 92% as of December 31, 2025.

At December 31, 2025, 2024, and 2023 the Company’s potential obligations under these put option liabilities, which are recorded in other current financial liabilities and other non-current financial liabilities, were €793,043, €1,299,117, and €1,372,008, respectively. At December 31, 2025, 2024, and 2023, put option liabilities with an aggregate purchase obligation of €438,740, €527,592, and €563,692, respectively, were exercisable. In the last three fiscal years ending December 31, 2025, 47 such put options, excluding the settlement of Interwell Health put options noted above, have been exercised for a total consideration of €81,325.

The following table provides a reconciliation of Level 3 financial instruments, excluding vPPAs as disclosed below, at December 31, 2025, 2024 and 2023:

Reconciliation from beginning to ending balance of level 3 financial instruments in € K
	2025
		Variable
		payments		Other financial
	Equity	outstanding for	Put option	assets measured at
	investments	acquisitions	liabilities	FVPL (1)

Beginning balance at January 1,	29,154	7,933	1,299,117	142,264
Increase	2,002	1,507	32,307	7,808
Decrease	—	(4,581)	(341,992)	(22,855)
Reclassifications	—	—	—	—
Gain / loss recognized in profit or loss(2)	(14,487)	(928)	—	(13,460)
Gain / loss recognized in equity	—	—	(54,964)	—
Foreign currency translation and other changes	(2,898)	(669)	(141,425)	(14,603)
Ending balance at December 31,	13,771	3,262	793,043	99,154

Reconciliation from beginning to ending balance of level 3 financial instruments in € K
	2024				2023
		Variable		Other		Variable
		payments		financial assets		payments
	Equity	outstanding for	Put option	measured	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	at FVPL (1)	investments	acquisitions	liabilities

Beginning balance at January 1,	32,002	35,751	1,372,008	—	42,793	37,846	1,468,517
Increase	3,085	86	8,127	41,225	4,833	5,232	31,050
Decrease	—	(23,472)	(71,990)	(2,292)	—	(3,603)	(42,490)
Reclassifications	—	—	—	90,457	—	—	—
Gain / loss recognized in profit or loss(2)	(7,773)	(4,796)	—	4,987	(14,340)	(3,366)	—
Gain / loss recognized in equity	—	—	(91,987)	—	—	—	(28,034)
Foreign currency translation and other changes	1,840	364	82,959	7,887	(1,284)	(358)	(57,035)
Ending balance at December 31,	29,154	7,933	1,299,117	142,264	32,002	35,751	1,372,008
(1)	As of December 31, 2025 and 2024, other financial assets measured at FVPL consist mainly of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. and, in 2024, receivables from the sale of investments.
(2)	Includes realized and unrealized gains / losses.

Derivative financial instruments

Derivative financial risks

The Company is exposed to effects related to foreign exchange fluctuations in connection with its international business activities that are denominated in various currencies. In order to finance its business operations, the Company issues bonds and enters mainly into long-term credit agreements with banks. Due to these financing activities, the Company is exposed to changes to the prevailing interest rates.

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s Management. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low (as the counterparties are generally investment grade). The Company’s policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (economic hedges). The Company does not use financial instruments for trading purposes. The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting, and controlling on the other.

To reduce the credit risk arising from derivatives, the Company entered into master netting agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

These master netting agreements do not provide a basis for offsetting the fair values of derivative financial instruments in the statement of financial position as the offsetting criteria under IFRS Accounting Standards are not satisfied.

At December 31, 2025 and December 31, 2024, the Company had €23,539 and €25,806 of derivative financial assets subject to netting arrangements and €12,013 and €41,897 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of €14,908 and €10,305 as well as net liabilities of €3,381 and €26,396 at December 31, 2025 and December 31, 2024, respectively.

The Company calculates benchmarks for individual exposures in order to quantify interest and foreign exchange risks. The benchmarks are derived from achievable and reasonable market rates. Depending on the individual benchmarks, hedging strategies are agreed on and implemented.

In April 2024, the Company signed several vPPAs with wind and solar energy project developers in Germany and in the U.S. with terms of up to 15 years. The German vPPA contracts have been signed with two developers and produced 106 gigawatt hours (GWh) in 2025 which is equivalent to 61% of the electricity consumption used by the Company in the European Union during this year. The U.S. vPPA contract has been concluded with one developer and produced 423 GWh in 2025 which corresponds to 50% of the electricity consumption used by the Company in the U.S. during this year. All of the wind and solar parks are operational as of December 31, 2025. The Company does not have control or any other rights in relation to the usage of the energy-producing facilities. All contracts are designed as non-deliverable for the electricity produced and provide for the delivery of energy attribute certificates, commonly known in the U.S. and Germany as renewable energy certificates and guarantees of origin, respectively. All contracts are analyzed as physical host contracts to purchase the certificates and separable embedded electricity swaps to pay a fixed price for the electricity produced and to receive a variable spot energy price in the respective countries. The host contracts fulfill the “own-use” criteria in accordance with IFRS 9, Financial Instruments (IFRS 9). The derivatives embedded in the vPPAs are recognized separately at fair value through profit or loss. Embedded derivatives with positive fair values are recorded in other non-current financial assets within the consolidated balance sheets. Embedded derivatives with negative fair value are recorded in other non-current financial liabilities within the consolidated balance sheets. The fair value allocated to level 3 is derived from the present value of the expected cash flows from the derivatives. The main valuation parameters include significant unobservable inputs such as electricity future price curves and expected electricity production volumes. A change in the key valuation parameters as of December 31, 2025 and 2024 would have affected the fair value of the derivatives embedded in vPPAs as follows:

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € K
2025
Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
24,356	(24,305)	155	(155)	(183)	196

2024
Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
26,774	(26,761)	(2,540)	2,540	2,247	(2,507)

Changes in the fair value of the derivatives in the vPPAs are recognized in other operating income or other operating expense, as applicable, in the consolidated statements of income. Due to the volatile nature of such instruments which may be considered to be speculative, it is difficult to accurately predict what impact the volatility of unobservable inputs, such as changes in expected energy prices or production volumes, may have on the valuation of such instruments in the future. The estimated fair values of these derivative instruments may fluctuate significantly from quarter to quarter and the price at which these derivatives may ultimately be settled could vary significantly from the Company’s current estimates, depending upon market conditions.

The following table provides a reconciliation of derivatives embedded in the vPPAs at December 31, 2025:

Reconciliation of derivatives embedded in vPPAs
in € K	2025	2024

	Derivatives embedded in
	the vPPAs - (Liabilities)/Assets
Beginning balance at January 1,	(25,394)	—
Settlements	10,867	460
Gain (loss) recognized in profit or loss (1)	11,308	(24,959)
Foreign currency translation and other changes	1,486	(895)
Ending balance at December 31,	(1,733)	(25,394)
(1)	Includes realized and unrealized gains / losses.

Market risk

Foreign exchange risk management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company reports in euro pursuant to Section 315e and Section 244 HGB. Therefore, changes in the rate of exchange between the euro and the local currencies in which the financial statements of the Company’s international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

At December 31, 2025, if the euro had strengthened 10% against the U.S. dollar with all other variables held constant, net income attributable to shareholders of FME AG for the year would have been €88,942 lower, and other comprehensive income would have been €1,298,437 lower. Conversely, if the euro had weakened 10% against the U.S. dollar with all other variables held constant, net income attributable to shareholders of FME AG would have been €108,707 higher, and other comprehensive income would have been €1,586,979 higher.

Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures, the Company enters into foreign exchange hedge contracts, such as foreign exchange forward contracts and foreign exchange option contracts.

The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled €789,230 and €475,890 at December 31, 2025 and December 31, 2024, respectively. At December 31, 2025, the Company had foreign exchange derivatives with maturities of up to 34 months. Earnings of the Company were not materially affected by hedge ineffectiveness in the reporting period since the critical terms of the foreign exchange derivatives matched the critical terms of the underlying exposures.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges, as defined above. The notional amounts of economic hedges totaled €2,381,239 and €2,421,508 at December 31, 2025 and December 31, 2024, respectively.

The Company uses a Cash-Flow-at-Risk (CFaR) model in order to estimate and quantify transaction risks from foreign currencies. The basis for the analysis of the currency risks are the foreign currency cash flows that are reasonably expected to arise within the following twelve months, less any hedges. Under the CFaR approach, the potential currency fluctuations of these net exposures are shown as probability distributions based on historical volatilities and correlations using the values of the last 50 exchange rates with an interval of 21 trading days. The calculation is made assuming a confidence level of 95% and a holding period of up to one year. The aggregation of currency risks has risk-mitigating effects due to correlations between the transactions concerned, i.e. the overall portfolio’s risk exposure is generally less than the total of the underlying individual risks. Based on a net exposure of €704,670, the Company’s CFaR amounts to €52,106 at December 31, 2025, this means with a probability of 95% a potential loss in relation to the forecasted foreign exchange cash flows of the next twelve months will be not higher than €52,106.

The following table shows the average hedging rate and the profile of the timing of the nominal amount of the foreign exchange forward contracts as well as of the foreign exchange option contracts for the currencies with highest hedging volume for contracts that are designated and qualify as cash flow hedges at December 31, 2025. For foreign exchange option contracts, the Company uses the strike price as the hedging rate.

Significant currency pairs
in € K
	Timing profile of the nominal amount
	Less than 1				Average
	year	1 - 3 years	3 - 5 years	Over 5 years	hedging rate

EUR/USD	245,536	44,743	—	—	1.1774
EUR/CNY	163,366	28,367	—	—	8.2921
EUR/GBP	38,388	4,835	—	—	0.8754

Interest rate risk management

The Company’s interest rate risks mainly arise from money market and capital market transactions of the group for financing its business activities.

For purposes of analyzing the impact of changes in the relevant reference interest rates on the Company’s results of operations, the Company calculates the portion of financial debt which bears variable interest rate and which has not been hedged by means of interest rate swaps or options against rising interest rates. For this particular part of its liabilities, the Company assumes an increase in the Reference Rates of 0.5% compared to the actual rates as of the balance sheet date. The corresponding additional annual interest expense is then compared to the Company’s net income. This analysis shows that an increase of 0.5% in the relevant Reference Rates would have an effect of less than 1% on the consolidated net income and less than 0.1% on the shareholder’s equity of the Company.

The Company entered into interest rate hedges (pre-hedges) in anticipation of future long-term debt issuance. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At December 31, 2025 and December 31, 2024, the Company had €3,233 and €4,714, respectively, related to settlements of pre-hedges deferred in AOCI, net of tax.

Derivative financial instruments valuation

The following table shows the carrying amounts of the Company’s derivatives at December 31, 2025 and December 31, 2024:

Derivative financial instruments valuation
in € K
	2025		2024
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	12,138	(2,643)	4,362	(15,388)

Non-current
Foreign exchange contracts	1,718	(4)	—	—
Derivatives in cash flow hedging relationships	13,856	(2,647)	4,362	(15,388)

Current
Foreign exchange contracts	11,546	(8,191)	19,726	(26,471)

Non-current
Foreign exchange contracts	—	(956)	1,727	(144)
Derivatives embedded in vPPAs	7,730	(9,463)	—	(25,394)
Derivatives not designated as hedging instruments	19,276	(18,610)	21,453	(52,009)

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency. To determine the fair value of foreign exchange option contracts, the Black-Scholes model is used. This model provides the option value based on parameters such as forward rate as of the balance sheet date, contracted strike price, time to expiry, implied volatility, and both the domestic and foreign interest rates. The total option value is split into its intrinsic value and time value components. Intrinsic value is determined by comparing the contracted strike price to the forward rate for the remaining term of the contract as of the balance sheet date. The time value is then calculated as the difference between the total option value and the intrinsic value.

The Company’s own credit risk is incorporated in the fair value estimation of derivatives that are liabilities. Counterparty credit risk adjustments are factored into the valuation of derivatives that are assets. The Company monitors and analyses the credit risk from derivative financial instruments on a regular basis. For the valuation of derivative financial instruments, the credit risk is considered in the fair value of every individual instrument. The default probability is based upon the credit default swap spreads of each counterparty appropriate for the duration. The calculation of the credit risk considered in the valuation is performed by multiplying the default probability appropriate for the duration with the expected discounted cash flows of the derivative financial instrument.

The effect of financial instruments on the consolidated statements of income

The effects of financial instruments recorded in the consolidated statements of income consist of interest income of €68,022 (2024: €68,998), interest expense of €375,216 (2024: €393,322), as well as expected credit losses of €28,966 (2024: €18,968).

In the fiscal year 2025, net losses from foreign currency transactions amount to €43,794 (2024: net losses €23,057).

The following table shows the effect of derivatives in cash flow hedging relationship on the consolidated financial statement:

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € K
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2025
Interest rate contracts	1,061	—	Interest income/expense	1,146	—
Foreign exchange contracts	26,885	(3,841)	thereof:
			Revenue	(9,265)	2,516
			Other operating income/expense	2,606	184
Total	27,946	(3,841)		(5,513)	2,700

For the year ended December 31, 2024
Interest rate contracts	—	—	Interest income/expense	1,318	—
Foreign exchange contracts	(7,159)	(895)	thereof:
			Revenue	(1,840)	2,641
			Costs of revenue	(5,136)	300
Total	(7,159)	(895)		(5,658)	2,941

The following table shows the effect of derivatives not designated as hedging instruments on the consolidated financial statements:

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € K
		Amount of (gain) loss recognized in
		income on derivatives
	Location of (gain) loss recognized in	for the year ended, December 31
	income on derivatives	2025	2024

Foreign exchange contracts	Other operating income/expense	(159,082)	49,806
Foreign exchange contracts	Interest income/expense	30,152	9,984
Derivatives embedded in vPPAs	Other operating income/expense	(11,308)	24,959
Derivatives not designated as hedging instruments		(140,238)	84,749

Credit risk

The Company is exposed to potential losses in the event of non-performance by counterparties. With respect to derivative financial instruments it is not expected that any counterparty will fail to meet its obligations as the counterparties are highly rated financial institutions (generally investment grade). The maximum credit exposure of derivatives is represented by the fair value of those contracts with a positive fair value at the balance sheet date. The maximum credit exposure of all derivatives amounted to €33,132 at December 31, 2025 (2024: €25,815). The maximum credit risk resulting from the use of non-derivative financial instruments is defined as the total amount of all financial assets. In order to control this credit risk, the Company’s management carries out an aging analysis of trade accounts and other receivables from unrelated parties. For details on the aging analysis and on expected credit losses, see note 8.

Liquidity risk

The liquidity risk is defined as the risk that a company is potentially unable to meet its financial obligations. The Management of the Company manages the liquidity of the group by means of effective working capital and cash management as well as an anticipatory evaluation of refinancing alternatives. The Company’s management believes that existing credit facilities, net cash provided by operating activities, and additional short-term debt are sufficient to meet the Company’s foreseeable demand for liquidity (see note 16).

The following table shows the future undiscounted contractual cash flows (including interest) resulting from recognized financial liabilities and derivative financial instruments recorded in the consolidated balance sheets:

Payments agreed by contracts
in € K
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2025
Non-Derivatives
Accounts payable to unrelated parties	722,974	206	—	—
Accounts payable to related parties	97,951	—	—	—
Other financial liabilities	952,436	267	429	12,784
Short-term debt	17,015	—	—	—
Bonds	1,696,547	1,627,094	2,355,856	1,968,541
Other long-term debt	33,606	68,562	235,990	1,602
Lease liabilities (1)	710,456	1,305,953	905,037	1,102,559
Variable payments outstanding for acquisitions	238	157	—	2,905
Put option liabilities	638,009	85,062	58,808	27,280
	4,869,232	3,087,301	3,556,120	3,115,671

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(202,641)	(7,910)	—	—
Outflow	205,879	7,728	—	—
	3,238	(182)	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(799,873)	(27,542)	(7,444)	(38,283)
Outflow	810,124	35,790	9,226	24,683
	10,251	8,248	1,782	(13,600)

Total	4,882,721	3,095,367	3,557,902	3,102,071

2024
Non-Derivatives
Accounts payable to unrelated parties	904,278	378	—	—
Accounts payable to related parties	80,044	—	—	—
Other financial liabilities	937,181	365	363	13,324
Short-term debt	2,099	—	—	—
Bonds	638,721	2,906,524	1,128,390	2,460,076
Other long-term debt	46,220	81,585	242,992	3,564
Lease liabilities (1)	783,791	1,476,278	1,067,295	1,408,652
Variable payments outstanding for acquisitions	1,127	4,986	157	1,739
Put option liabilities	807,207	402,667	90,460	24,902
	4,200,668	4,872,783	2,529,657	3,912,257

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(371,514)	—	—	—
Outflow	388,522	—	—	—
	17,008	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(1,774,151)	(16,598)	(4,747)	(18,954)
Outflow	1,818,926	19,182	11,401	52,269
	44,775	2,584	6,654	33,315

Total	4,262,451	4,875,367	2,536,311	3,945,572
(1)	Includes amounts from related parties.